FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-07300

                           Safeco Tax-Exempt Bond Trust
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               (Exact name of registrant as specified in charter)

                   4854 154th Pl NE., Redmond, WA 98052
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                (Address of principal executive offices)

                              William E. Crawford
                               5069 154th Pl NE
                           Redmond, Washington, 98052
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (425) 376-5328

Date of fiscal year end:   12/31

Date of reporting period:   7/1/04 to 12/10/04

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Safeco Tax-Exempt Bond Trust

By (Signature and Title)  /s/ Roger F. Harbin
                              Roger F. Harbin, President
Date   January 12, 2005




=========================== SAFECO MUNICIPAL BOND FUND =========================


NO PROXIES WERE VOTED DURING THE REPORTING PERIOD.




=================== SAFECO CALIFORNIA TAX-FREE INCOME FUND =====================

STET California Tax Exempt Portfolio Fund

Ticker:  SXCXX               Security ID:  784118309
Meeting Date: OCT 27, 2004   Meeting Type: Special
Record Date:  AUG 17, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Rosemarie B. Greco         For       For        Management
1.2   Elect Director Nina Lesavoy               For       For        Management
1.3   Elect Director James M. Williams          For       For        Management
2     To Approve a "manager of managers"
      structure                                 For       Against    Management
3     Approve SIMC as investment adviser        FOR       For        Management
4(a)  Approve policy - Diversification          FOR       For        Management
4(b)  Approve policy - Concentration            FOR       For        Management
4(c)  Approve policy - Borrowing                FOR       For        Management
4(d)  Approve policy - Lending                  FOR       For        Management
4(e)  Approve policy - Pledging                 FOR       For        Management
4(f)  Approve policy - Control                  FOR       For        Management
4(g)  Approve policy - Real Estate / Commod.    FOR       For        Management
4(h)  Approve policy - Short sales              FOR       For        Management
4(i)  Approve policy - Underwriting             FOR       For        Management
4(j)  Approve policy - Other investment comps.  FOR       For        Management
4(k)  Approve policy - Affiliates               FOR       For        Management
4(l)  Approve policy - "Unseasoned Issuers"     FOR       For        Management
4(m)  Approve policy - Options                  FOR       For        Management
4(n)  Approve policy - Oil & Gas                FOR       For        Management
4(p)  Approve policy - Investment limitations   FOR       For        Management

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================ SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND ==================

NO PROXIES WERE VOTED DURING THE REPORTING PERIOD.